Credit Risk - Summary of Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Customer loans	£ 199,490	£ 199,738
NPLs	£ 1,868	£ 2,110
NPL ratio	1.21%	1.37%
Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Gross write-offs	£ (35)
Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Gross write-offs	(23)
Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	200,300	£ 200,200
NPLs	£ 2,848	£ 2,994
NPL ratio	1.42%	1.50%
NPL coverage	33.00%	31.00%
Gross write-offs	£ 253	£ 271
Impairment loss allowances	940	921
Loans to Customers [member] | Corporate Loans [member]
Disclosure of credit risk exposure [line items]
Customer loans	27,300	27,400
NPLs	£ 838	£ 689
NPL ratio	3.07%	2.51%
NPL coverage	58.00%	48.00%
Gross write-offs	£ 56	£ 34
Impairment loss allowances	485	334
Loans to Customers [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Customer loans	154,900	154,300
NPLs	£ 1,868	£ 2,110
NPL ratio	1.21%	1.37%
NPL coverage	12.00%	13.00%
Gross write-offs	£ 22	£ 33
Impairment loss allowances	225	279
Loans to Customers [member] | Retail Banking [member]
Disclosure of credit risk exposure [line items]
Customer loans	169,000	168,600
NPLs	£ 2,105	£ 2,340
NPL ratio	1.25%	1.39%
NPL coverage	23.00%	25.00%
Gross write-offs	£ 195	£ 210
Impairment loss allowances	491	583
Loans to Customers [member] | Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Customer loans	19,400	19,400
NPLs	£ 383	£ 518
NPL ratio	1.97%	2.67%
NPL coverage	51.00%	42.00%
Gross write-offs	£ 35	£ 10
Impairment loss allowances	195	220
Loans to Customers [member] | Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Customer loans	6,000	5,700
NPLs	£ 340	£ 63
NPL ratio	5.67%	1.11%
NPL coverage	69.00%	90.00%
Impairment loss allowances	£ 236	£ 57
Loans to Customers [member] | Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Customer loans	5,900	6,500
NPLs	£ 20	£ 73
NPL ratio	0.34%	1.12%
NPL coverage	90.00%	84.00%
Gross write-offs	£ 23	£ 51
Impairment loss allowances	£ 18	£ 61